PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Cash Contributions and Maturity Profile, Life Expectancy - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Defined contribution plan, expected to be paid	$ 92
Defined contribution plan, cash contributions paid	$ 123	$ 107
Actuarial assumption of life expectancy after retirement	23 years
Pension plan benefits
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 215
Weighted average duration of defined benefit obligation	10 years
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 69
Weighted average duration of defined benefit obligation	11 years